REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2025
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.47%
Almaviva S.A. y Subsidiaries	Logistics services.	Bogotá, Colombia	95.81%	66.04%
Megalínea S.A.	Technical and administrative services	Bogotá, Colombia	94.90%	65.41%
Main international direct subsidiaries
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.93%
Multi Financial Holding	Holding company of Multi Financial Group Inc. (MFG) (1)	Panamá, Republic of Panamá	100%	68.93%

________________________________________

(1) Discontinued operation of Multi Financial Group (MFG), see Note 13.B

Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.86%
Banco de Occidente (Panamá), S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Deposit, conservation, custody and transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.74%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	89.03%
Corporación Financiera Colombiana – Corficolombiana S.A.	Active management of a diversified equity portfolio through controlled and uncontrolled investments in strategic sectors including infrastructure, energy and gas, agribusiness and hotels.	Bogotá, Colombia	55.73%	40.53%

Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	20.62%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Estudios, Proyectos e Inversiones de los Andes S.A.S. y Subsidiarias	Infrastructure projects.	Bogotá, Colombia	99.99%	40.52%
Hoteles Estelar S.A. y Subsidiarias	Hotel services	Cali, Colombia	89.81%	36.40%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Concesionaria Vial Del Oriente S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	40.53%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	100%	40.53%
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	40.53%

Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of subsidiaries [line items]
Schedule of details of significant subsidiaries which are indirectly consolidated by Grupo Aval

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Aportes en Línea S.A.	Technical and administrative services.	Bogotá, Colombia	100%	75.18%